PAUZE FUNDS(TM)
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PAUZE U. S. GOVERNMENT LIMITED DURATION FUND(TM)
PAUZE U. S. GOVERNMENT INTERMEDIATE TERM BOND FUND(TM)
PAUZE U. S. GOVERNMENT SHORT TERM BOND FUND(TM)
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                SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 1, 2002

     The Board of Trustees has determined to redeem all outstanding shares of the Pauze Funds, effective October 28, 2002, because recent redemptions are projected to cause each Fund's expense ratio to rise to an unacceptable level. No contingent deferred sales charge (CDSC) will be charged. The Funds are no longer pursuing their investment objectives.

     In addition, shares of the Funds are no longer available for purchase. As a result:

     o    the Automatic Investment Plan has been terminated;
     o any distributions of dividends or capital gains will be made in cash, not reinvested in additional shares; and
     o the Funds will no longer incur expenses pursuant to their Distribution Plans.

     Shares continue to be redeemable,  without any CDSC, in accordance with the
Prospectus.   Please  call  the  Transfer  Agent  at  1-800-327-7170   for  more
information.

         Also, please note that the redemption of shares may produce a gain or loss for federal income tax purposes. In addition, RETIREMENT PLAN INVESTORS SHOULD NOTE that there will be significant tax consequences of a redemption from a tax-sheltered retirement plan (including an IRA) if you do not reinvest the proceeds in accordance with tax requirements. You should consult with your attorney or tax advisor immediately.


                 THE DATE OF THIS SUPPLEMENT IS OCTOBER 23, 2002

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

PAUZE FUNDS(TM)
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PAUZE U. S. GOVERNMENT LIMITED DURATION FUND(TM)
PAUZE U. S. GOVERNMENT INTERMEDIATE TERM BOND FUND(TM)
PAUZE U. S. GOVERNMENT SHORT TERM BOND FUND(TM)
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                SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 1, 2002

     The Board of Trustees has determined to redeem all outstanding shares of the Pauze Funds, effective October 28, 2002, because recent redemptions are projected to cause each Fund's expense ratio to rise to an unacceptable level. The Funds are no longer pursuing their investment objectives.

     In addition, shares of the Funds are no longer available for purchase. As a result:

     o    the Automatic Investment Plan has been terminated;
     o any distributions of dividends or capital gains will be made in cash, not reinvested in additional shares; and
     o the Funds will no longer incur expenses pursuant to their Distribution Plans.

     Also, please note that the redemption of shares may produce a gain or loss for federal income tax purposes. In addition, RETIREMENT PLAN INVESTORS SHOULD NOTE that there will be significant tax consequences of a redemption from a tax-sheltered retirement plan (including an IRA) if you do not reinvest the proceeds in accordance with tax requirements. You should consult with your attorney or tax advisor immediately.


                 THE DATE OF THIS SUPPLEMENT IS OCTOBER 23, 2002

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